Label	Element	Value
CitizensSelect Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001167368_SupplementTextBlock
January 21, 2016

CITIZENSSELECT FUNDS

-CitizensSelect Prime Money Market Fund

Supplement to Prospectuses
dated March 1, 2015

The following changes will take effect on March 1, 2016

CitizensSelect Prime Money Market Fund

The following will replace any contrary information throughout the prospectus.

The fund will change its name to "Dreyfus Prime Money Market Fund."

Risk/Return [Heading]	rr_RiskReturnHeading	CitizensSelect Prime Money Market Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The fund's Class C shares will be converted into Class B shares, and Class D shares will be redesignated as Class C shares.  The existing administrative services fees and omnibus account services fees for the Class B and Class C shares will be eliminated.  Class B and Class C will each have a shareholder services plan fee of 0.25% for the provision of personal services to shareholders and/or the maintenance of shareholder accounts, and Class C will have a distribution fee of 0.65%.